Equity - Summary of Other Reserves Within Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (3,866,564)	$ (3,764,697)	$ (8,004,579)
Other reserves, Changes	(1,014,319)	(101,867)	1,296,760
Other reserves, Ending balance	(4,880,883)	(3,866,564)	(3,764,697)
Previously Stated
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(6,707,819)
Other reserves, Ending balance			(6,707,819)
Exchange differences on translation
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(453,995)	(388,942)	(3,165,288)
Other reserves, Changes	(1,212,114)	(65,053)	554,940
Other reserves, Ending balance	(1,666,109)	(453,995)	(388,942)
Exchange differences on translation | Previously Stated
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(2,610,348)
Other reserves, Ending balance			(2,610,348)
Cash flow hedges
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(3,472)	(11,423)	(7,649)
Other reserves, Changes	(1,622)	7,951	3,223
Other reserves, Ending balance	(5,094)	(3,472)	(11,423)
Cash flow hedges | Previously Stated
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(4,426)
Other reserves, Ending balance			(4,426)
Fair value through other comprehensive income
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(175)	227
Other reserves, Changes	(222)	(402)
Other reserves, Ending balance	(397)	(175)	227
Available-for-sale Financial Assets
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance			(256)
Other reserves, Changes			473
Available-for-sale Financial Assets | Previously Stated
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		217
Other reserves, Ending balance			217
Other comprehensive income from non-current assets held for distribution to owners
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance			(171,638)
Other reserves, Changes			171,638
Other miscellaneous reserves
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(3,408,922)	(3,364,559)	(4,659,748)
Other reserves, Changes	199,639	(44,363)	566,486
Other reserves, Ending balance	$ (3,209,283)	(3,408,922)	(3,364,559)
Other miscellaneous reserves | Previously Stated
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		$ (4,093,262)
Other reserves, Ending balance			$ (4,093,262)